Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement Of Comprehensive Income [Table]
Net profit / (loss)	$ 1,974	$ 2,012	$ 1,919	$ 3,986	$ 3,631
Financial assets measured at fair value through other comprehensive income
Reclassification of financial assets to Other financial assets measured at amortized cost	449
Total comprehensive income
Total other comprehensive income	(1,009)	(2,134)	592	(3,142)	(1,440)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,370)	(2,685)	459	(4,055)	(1,500)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	361	551	133	913	60
Total comprehensive income	965	(121)	2,510	844	2,192
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Table]
Net profit / (loss)	1,964	2,004	1,913	3,968	3,623
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	(994)	(465)	447	(1,459)	(960)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	434	212	(203)	646	502
Foreign currency translation differences on foreign operations reclassified to the income statement	8	0	(9)	8	(8)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	(4)	0	8	(4)	8
Income tax relating to foreign currency translations, including the effect of net investment hedges	5	2	(4)	8	6
Subtotal foreign currency translation, net of tax	(551)	(251)	239	(801)	(452)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	(3)	(439)	21	(442)	(110)
Net realized gains / (losses) reclassified to the income statement from equity	0	0	(3)	0	(9)
Reclassification of financial assets to Other financial assets measured at amortized cost	449			449
Income tax relating to net unrealized gains / (losses)	(116)	112	(4)	(3)	31
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	330	(327)	14	3	(88)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	(1,298)	(2,465)	542	(3,763)	(630)
Net (gains) / losses reclassified to the income statement from equity	(149)	(237)	(268)	(386)	(522)
Income tax relating to cash flow hedges	276	518	(51)	794	215
Subtotal cash flow hedges, net of tax	(1,171)	(2,184)	222	(3,355)	(937)
Cost of hedging
Cost of hedging, before tax	21	77	(16)	98	(23)
Income tax relating to cost of hedging	0	0	0	0	0
Subtotal cost of hedging, net of tax	21	77	(16)	98	(23)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	127	128	0	255	(35)
Income tax relating to defined benefit plans	(8)	(17)	0	(26)	4
Subtotal defined benefit plans, net of tax	119	110	0	229	(31)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	296	423	118	719	89
Income tax relating to own credit on financial liabilities designated at fair value	(26)	0	0	(26)	0
Subtotal own credit on financial liabilities designated at fair value, net of tax	271	423	118	693	89
Total comprehensive income
Total other comprehensive income	(981)	(2,152)	578	(3,133)	(1,442)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,370)	(2,685)	459	(4,055)	(1,500)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	389	533	119	922	58
Total comprehensive income	982	(148)	2,491	835	2,181
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Table]
Net profit / (loss)	10	8	6	18	9
Total comprehensive income
Total other comprehensive income	(28)	18	14	(10)	2
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(28)	18	14	(10)	2
Total comprehensive income	$ (17)	$ 26	$ 20	$ 9	$ 10